Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Change in Accounting Estimate
The table below reflects the impact of net cumulative
catch-up
adjustments for changes in estimated revenues and costs at completion across all long-term contracts, including the impact to Loss from operations from changes in estimated losses on unexercised options.

(In millions – except per share amounts)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Decrease to Revenue	($965)	($782)	($747)	($470)
Increase to Loss from operations	($1,700)	($1,348)	($1,334)	($830)
Increase to Diluted loss per share	($2.62)	($1.43)	($2.06)	($0.51)

The table below reflects the impact of net cumulative
catch-up
adjustments for changes in estimated revenues and costs at completion across all long-term contracts including the impact to Loss from operations from estimated losses on unexercised options for the years ended December 31:

	2023	2022	2021
Decrease to Revenue	($1,706)	($2,335)	($379)
Increase to Loss from operations	($2,943)	($5,253)	($880)
Increase to Diluted loss per share	($5.43)	($8.88)	($1.28)